Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2015
Transactions with Related Parties [Abstract]
Schedule of related party transactions
Balance Sheet
	2014	2015
Assets
Oceanbulk Maritime S.A. and its affiliates (d)	$241	$1,209
Product Shipping & Trading S.A (f)	4	-
Total Assets	$245	$1,209

Liabilities
Interchart Shipping Inc. (a)	$6	$8
Combine Marine Ltd (c)	-	9
Oceanbulk Maritime S.A. and its affiliates (d)	-	33
Management and Directors Fees (b)	462	315
Managed Vessels of Oceanbulk Shipping LLC (e )	9	7
Oceanbulk Sellers (Note 17.2)	1,689	50
Total Liabilities	$2,166	$422

	2014	2015
Excel Vessel Bridge Facility - current portion (h)	$8,168	$-
Excel Vessel Bridge Facility - non current portion (h)	47,993	-
Total Excel Vessel Bridge Facility	$56,161	$-

Capitalized Expenses
	2014	2015
Advances for vessels under construction and acquisition of vessels
Oceanbulk Maritime S.A.- commision fee for newbuilding vessels (d)	$1,038	$1,318

Statements of Operations
	2013	2014	2015
Commission on sale of vessel-Oceanbulk (d)	$(90)	$-	$-
Executive directors consultancy fees (b)	(528)	(1,516)	(633)
Non-executive directors compensation (b)	(114)	(191)	(160)
Office rent - Combine Marine Ltd. (c )	(41)	(42)	(35)
Voyage expenses-Interchart (a)	(773)	(1,997)	(3,350)
Management fee expense - Oceanbulk Maritime S.A. (d)	-	(158)	-
Management fee expense - Maryville Maritime Inc. (j)	-	(35)	(451)
Interest on Excel Vessel Bridge Facility (h)	-	(1,659)	(220)
Management fee income - Oceanbulk Maritime S.A. (d)	-	188	-
Management fee income - Managed Vessels of Oceanbulk Shipping LLC (e )	823	1,390	-
Management fee income Product Shipping & Trading S.A. (f)	242	62	-